Investment Objectives and Goals	Jul. 28, 2025
AlphaCentric Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC INCOME OPPORTUNITIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Alphacentric Life Sciences And Healthcare Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
AlphaCentric Premium Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC PREMIUM OPPORTUNITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term capital appreciation.
AlphaCentric Robotics and Automation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC ROBOTICS AND AUTOMATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
AlphaCentric Symmetry Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC SYMMETRY STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.
AlphaCentric Real Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: AlphaCentric real INCOME Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return through current income and capital appreciation.